Revenues Operating Leases (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017
Property Subject to or Available for Operating Lease [Line Items]
Payments remaining in 2018	$ 164.6
Payments in 2019	547.7
Payments in 2020	453.7
Payments in 2021	390.0
Payments in 2022	349.6
Payments thereafter	787.3
Property Available for Operating Lease
Property Subject to or Available for Operating Lease [Line Items]
Net lease	3,400.0	$ 3,100.0
Gross lease	4,300.0	4,100.0
Accumulated depreciation	$ 917.8	$ 1,000.0